Selling expenses (Tables)	12 Months Ended
Dec. 31, 2025
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Schedule of selling expenses

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Transport	114,587	88,257	33,006
Sea freight	29,840	—	—
Taxes, rates and contributions	28,344	24,960	14,908
Fees and compensation for services	26,070	15,481	10,490
Tax on bank account transactions	19,187	11,636	10,388
Allowances for expected credit losses (Note 16)	44	—	—

Total selling expenses	218,072	140,334	68,792